Acquisitions - Summary of Preliminary Purchase Price Allocation (Details) € in Thousands, $ in Thousands	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 01, 2022 USD ($)
RotoSports, Inc.
Disclosure of detailed information about business combination [line items]
Cash paid			$ 13,500
Cash paid			14,700
Common shares issued, at fair value			5,000
Deferred consideration, at fair value			7,250
Total acquisition consideration			26,950
Cash and cash equivalents			1,999
Accounts receivable			760
Prepaid expenses and other current assets			292
Identifiable intangible assets			19,000
Right of use asset			617
Other assets			7
Total assets acquired			22,675
Accounts payable			(16)
Deferred income			(1,120)
Lease liability			(617)
Deferred tax			(4,008)
Other current liabilities			(1,140)
Total liabilities assumed			(6,901)
Total net assets			15,774
Goodwill			$ 11,176
NDC Media
Disclosure of detailed information about business combination [line items]
Cash paid	$ 11,168	€ 10,000
Cash payable	4,279
Common shares issued, at fair value	2,792
Deferred consideration, at fair value	20,437
Total acquisition consideration	38,676
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Identifiable intangible assets	33,475
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Accounts payable	(234)
Lease liability	(126)
Deferred tax	(460)
Total liabilities assumed	(820)
Total net assets	$ 38,676